UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks were volatile in 2016 rising 9.7%. Stocks fell sharply in the first six weeks of the year on fears of a global slowdown due to slower growth in China. Global stocks subsequently rebounded as a Chinese fiscal stimulus program boosted Chinese growth and eased recessionary fears. Continued accommodative global monetary policies and a rebound in the oil price which eased concerns over credit related stresses in the energy sector also contributed to the rebound.
The surprise “Brexit” result in the U.K. in June led to a 6% decline in global stocks on fears of an economic slowdown and political contagion to Europe. Markets rebounded again on supportive central bank reactions, more resilient U.K. economic data than expected and an improvement in global macro releases in the second half of the year.
Towards year end, in the immediate hours post the election of Donald Trump as U.S. president, global stocks fell on fears of potential trade restrictions with negative implications for growth. Stocks however quickly recovered and rallied into year-end on a “reflation” theme as investor focus switched to the positive aspects of President-elect Trump’s policy agenda. Hopes for fiscal stimulus under the new administration led to expectations of higher growth and inflation and an improved earnings outlook in 2017.
The Great-West S&P 500® Index Fund (Institutional Class shares) returned 11.66% in the twelve month period compared to 11.96% for its benchmark index. During the year, the S&P 500® Value Index outperformed, rising 17.40% while the S&P 500® Growth Index rose 6.89%. Value stocks outperformed during the second half of the year and particularly post the U.S. presidential election as a “reflation” trade was evident due to rising growth and inflation expectations. During the year cyclical and financial related stocks outperformed on the back of the improving economic outlook and the rising yield environment in the second half of the year while defensive stocks under-performed.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	11.66%	N/A	6.35%
Initial Class	11.27%	13.99%	6.30%
Class L	10.97%	13.71%	12.18%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	21.96%
Financial	18.50
Technology	13.06
Communications	13.03
Industrial	9.86
Consumer, Cyclical	9.10
Energy	7.47
Utilities	3.14
Basic Materials	2.43
Diversified	0.04
Short Term Investments	1.41
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,076.30	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.27
Initial Class
Actual	$1,000.00	$1,075.40	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.05
Class L
Actual	$1,000.00	$1,073.60	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.32
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Initial Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.45%
35	AdvanSix Inc(a)	$ 775
29,373	Air Products & Chemicals Inc	4,224,425
14,796	Albemarle Corp	1,273,640
31,341	CF Industries Holdings Inc(b)	986,615
149,947	Dow Chemical Co	8,579,967
19,518	Eastman Chemical Co	1,467,949
34,830	Ecolab Inc	4,082,773
116,448	EI du Pont de Nemours & Co	8,547,283
17,156	FMC Corp	970,343
162,612	Freeport-McMoRan Inc(a)	2,144,852
10,795	International Flavors & Fragrances Inc	1,271,975
55,533	International Paper Co	2,946,581
44,739	LyondellBasell Industries NV Class A	3,837,712
59,000	Monsanto Co	6,207,390
47,246	Mosaic Co	1,385,725
71,653	Newmont Mining Corp	2,441,218
42,939	Nucor Corp	2,555,729
34,895	PPG Industries Inc	3,306,650
38,158	Praxair Inc	4,471,736
10,715	Sherwin-Williams Co	2,879,549
		63,582,887
Communications — 13.14%
39,661	Alphabet Inc Class A(a)	31,429,359
39,753	Alphabet Inc Class C(a)	30,682,161
52,828	Amazon.com Inc(a)	39,614,132
822,587	AT&T Inc	34,984,625
52,505	CBS Corp Class B	3,340,368
71,585	CenturyLink Inc	1,702,291
29,096	Charter Communications Inc Class A(a)	8,377,320
671,954	Cisco Systems Inc	20,306,450
319,255	Comcast Corp Class A	22,044,558
20,224	Discovery Communications Inc Class A(a)(b)	554,340
30,415	Discovery Communications Inc Class C(a)	814,514
137,550	eBay Inc(a)	4,083,860
15,356	Expedia Inc	1,739,528
9,021	F5 Networks Inc(a)	1,305,519
313,553	Facebook Inc Class A(a)	36,074,273
151,074	Frontier Communications Corp(b)	510,630
54,348	Interpublic Group of Cos Inc	1,272,287
51,946	Juniper Networks Inc	1,467,994
38,495	Level 3 Communications Inc(a)	2,169,578
22,615	Motorola Solutions Inc	1,874,557
57,846	Netflix Inc(a)	7,161,335
52,111	News Corp Class A	597,192
12,090	News Corp Class B	142,662
31,446	Omnicom Group Inc	2,676,369
6,636	Priceline Group Inc(a)	9,728,774
12,231	Scripps Networks Interactive Inc Class A	872,926
Shares		Fair Value
Communications — (continued)
82,199	Symantec Corp	$ 1,963,734
29,156	Tegna Inc	623,647
103,293	Time Warner Inc	9,970,873
15,437	TripAdvisor Inc(a)	715,814
140,682	Twenty-First Century Fox Inc Class A	3,944,723
66,071	Twenty-First Century Fox Inc Class B	1,800,435
12,065	VeriSign Inc(a)(b)	917,785
545,327	Verizon Communications Inc	29,109,555
45,978	Viacom Inc Class B	1,613,828
196,122	Walt Disney Co	20,439,835
118,031	Yahoo! Inc(a)	4,564,259
		341,192,090
Consumer, Cyclical — 9.18%
9,584	Advance Auto Parts Inc	1,620,846
17,000	Alaska Air Group Inc	1,508,410
70,267	American Airlines Group Inc	3,280,766
7,965	AutoNation Inc(a)	387,497
3,924	AutoZone Inc(a)	3,099,136
20,225	Bed Bath & Beyond Inc	821,944
36,934	Best Buy Co Inc	1,575,974
26,559	BorgWarner Inc	1,047,487
25,080	CarMax Inc(a)(b)	1,614,901
56,165	Carnival Corp	2,923,950
3,760	Chipotle Mexican Grill Inc(a)	1,418,723
36,175	Coach Inc	1,266,848
58,509	Costco Wholesale Corp	9,367,876
143,132	CVS Health Corp	11,294,546
15,172	Darden Restaurants Inc	1,103,308
36,062	Delphi Automotive PLC	2,428,776
98,639	Delta Air Lines Inc	4,852,052
33,842	Dollar General Corp	2,506,677
31,815	Dollar Tree Inc(a)	2,455,482
44,586	DR Horton Inc	1,218,535
39,016	Fastenal Co	1,832,972
18,190	Foot Locker Inc	1,289,489
526,997	Ford Motor Co	6,392,474
27,622	Gap Inc(b)	619,838
185,809	General Motors Co	6,473,586
20,208	Genuine Parts Co	1,930,672
35,519	Goodyear Tire & Rubber Co	1,096,471
52,121	Hanesbrands Inc	1,124,250
24,446	Harley-Davidson Inc	1,426,180
9,317	Harman International Industries Inc	1,035,678
14,663	Hasbro Inc(b)	1,140,635
163,129	Home Depot Inc	21,872,336
23,644	Kohl's Corp	1,167,541
32,025	L Brands Inc	2,108,526
18,014	Leggett & Platt Inc	880,524
24,771	Lennar Corp Class A	1,063,419
41,322	LKQ Corp(a)	1,266,519
116,046	Lowe's Cos Inc	8,253,191
41,190	Macy's Inc	1,475,014
42,476	Marriott International Inc Class A	3,511,916
45,980	Mattel Inc	1,266,749
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Cyclical — (continued)
111,558	McDonald's Corp	$ 13,578,840
21,703	Michael Kors Holdings Ltd(a)	932,795
8,606	Mohawk Industries Inc(a)	1,718,446
65,386	Newell Brands Inc	2,919,485
178,981	NIKE Inc Class B	9,097,604
15,588	Nordstrom Inc(b)	747,133
12,569	O'Reilly Automotive Inc(a)	3,499,335
47,333	PACCAR Inc	3,024,579
38,598	PulteGroup Inc	709,431
10,945	PVH Corp	987,677
7,902	Ralph Lauren Corp	713,709
53,238	Ross Stores Inc	3,492,413
22,675	Royal Caribbean Cruises Ltd	1,860,257
9,320	Signet Jewelers Ltd(b)	878,503
82,056	Southwest Airlines Co	4,089,671
87,287	Staples Inc	789,947
194,951	Starbucks Corp	10,823,679
75,222	Target Corp	5,433,285
14,481	Tiffany & Co(b)	1,121,264
87,322	TJX Cos Inc	6,560,502
17,985	Tractor Supply Co	1,363,443
7,952	Ulta Salon Cosmetics & Fragrance Inc(a)	2,027,283
24,735	Under Armour Inc Class A(a)(b)	718,552
23,375	Under Armour Inc Class C(a)	588,349
38,453	United Continental Holdings Inc(a)	2,802,455
13,479	Urban Outfitters Inc(a)	383,882
44,292	VF Corp	2,362,978
114,783	Walgreens Boots Alliance Inc	9,499,441
201,710	Wal-Mart Stores Inc	13,942,195
10,052	Whirlpool Corp	1,827,152
7,455	WW Grainger Inc	1,731,424
14,160	Wyndham Worldwide Corp	1,081,399
10,414	Wynn Resorts Ltd(b)	900,915
47,455	Yum! Brands Inc	3,005,325
		238,235,062
Consumer, Non-Cyclical — 22.14%
198,422	Abbott Laboratories	7,621,389
217,014	AbbVie Inc	13,589,417
47,352	Aetna Inc	5,872,121
30,256	Alexion Pharmaceuticals Inc(a)	3,701,822
50,135	Allergan PLC(a)	10,528,851
260,816	Altria Group Inc	17,636,378
22,821	AmerisourceBergen Corp	1,784,374
99,648	Amgen Inc	14,569,534
35,514	Anthem Inc	5,105,848
77,885	Archer-Daniels-Midland Co	3,555,450
60,330	Automatic Data Processing Inc	6,200,717
12,416	Avery Dennison Corp	871,851
66,397	Baxter International Inc	2,944,043
28,660	Becton Dickinson & Co	4,744,663
29,266	Biogen Inc(a)	8,299,252
183,257	Boston Scientific Corp(a)	3,963,849
223,600	Bristol-Myers Squibb Co	13,067,184
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,740	Brown-Forman Corp Class B	$ 1,111,321
26,375	Campbell Soup Co	1,594,896
43,346	Cardinal Health Inc	3,119,612
103,660	Celgene Corp(a)	11,998,645
22,530	Centene Corp(a)	1,273,170
34,582	Church & Dwight Co Inc	1,528,179
34,644	Cigna Corp	4,621,163
11,051	Cintas Corp	1,277,054
17,469	Clorox Co	2,096,629
519,060	Coca-Cola Co	21,520,228
119,261	Colgate-Palmolive Co	7,804,440
56,533	ConAgra Foods Inc	2,235,880
23,826	Constellation Brands Inc Class A	3,652,764
6,706	Cooper Cos Inc	1,173,081
64,280	Coty Inc Class A	1,176,967
9,626	CR Bard Inc	2,162,577
81,150	Danaher Corp	6,316,716
20,615	DaVita HealthCare Partners Inc(a)	1,323,483
30,135	Dentsply Sirona Inc	1,739,694
24,685	Dr Pepper Snapple Group Inc	2,238,189
28,399	Edwards Lifesciences Corp(a)	2,660,986
129,947	Eli Lilly & Co	9,557,602
26,565	Endo International PLC(a)	437,526
16,325	Envision Healthcare Corp(a)	1,033,209
16,074	Equifax Inc	1,900,429
29,645	Estee Lauder Cos Inc Class A	2,267,546
83,147	Express Scripts Holding Co(a)	5,719,682
78,693	General Mills Inc	4,860,867
175,812	Gilead Sciences Inc	12,589,897
20,419	Global Payments Inc	1,417,283
27,903	H&R Block Inc	641,490
39,648	HCA Holdings Inc(a)	2,934,745
10,607	Henry Schein Inc(a)	1,609,188
18,132	Hershey Co	1,875,393
37,630	Hologic Inc(a)	1,509,716
36,497	Hormel Foods Corp	1,270,461
20,129	Humana Inc	4,106,920
19,881	Illumina Inc(a)	2,545,563
5,140	Intuitive Surgical Inc(a)	3,259,634
15,426	JM Smucker Co	1,975,454
364,415	Johnson & Johnson	41,984,252
34,039	Kellogg Co	2,509,015
47,767	Kimberly-Clark Corp	5,451,170
79,315	Kraft Foods Group Inc	6,925,786
125,497	Kroger Co	4,330,901
13,830	Laboratory Corp of America Holdings(a)	1,775,495
14,756	Mallinckrodt PLC(a)	735,144
15,418	McCormick & Co Inc	1,438,962
30,307	McKesson Corp	4,256,618
24,423	Mead Johnson Nutrition Co Class A	1,728,171
183,920	Medtronic PLC	13,100,622
369,319	Merck & Co Inc	21,741,809
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,868	Molson Coors Brewing Co Class B	$ 2,419,905
206,874	Mondelez International Inc Class A	9,170,724
54,429	Monster Beverage Corp(a)	2,413,382
22,109	Moody's Corp	2,084,215
61,805	Mylan NV(a)	2,357,861
45,563	Nielsen Holdings NV	1,911,368
11,726	Patterson Cos Inc(b)	481,118
149,808	PayPal Holdings Inc(a)	5,912,922
192,109	PepsiCo Inc	20,100,365
19,150	Perrigo Co PLC	1,593,854
811,229	Pfizer Inc	26,348,718
208,256	Philip Morris International Inc	19,053,341
358,449	Procter & Gamble Co	30,138,392
18,742	Quanta Services Inc(a)	653,159
18,405	Quest Diagnostics Inc	1,691,419
10,131	Regeneron Pharmaceuticals Inc(a)	3,718,989
110,022	Reynolds American Inc	6,165,633
16,468	Robert Half International Inc	803,309
34,601	S&P Global Inc	3,720,991
38,394	St Jude Medical Inc	3,078,815
41,569	Stryker Corp	4,980,382
67,923	Sysco Corp	3,760,896
53,147	Thermo Fisher Scientific Inc	7,499,042
22,814	Total System Services Inc	1,118,570
38,920	Tyson Foods Inc Class A	2,400,586
11,567	United Rentals Inc(a)	1,221,244
127,233	UnitedHealth Group Inc	20,362,369
12,219	Universal Health Services Inc Class B	1,299,857
12,191	Varian Medical Systems Inc(a)	1,094,508
20,320	Verisk Analytics Inc Class A(a)	1,649,374
33,407	Vertex Pharmaceuticals Inc(a)	2,461,094
65,307	Western Union Co	1,418,468
43,124	Whole Foods Market Inc	1,326,494
26,533	Zimmer Biomet Holdings Inc	2,738,206
65,240	Zoetis Inc	3,492,297
		574,814,834
Diversified — 0.04%
45,021	Leucadia National Corp	1,046,738
Energy — 7.53%
75,353	Anadarko Petroleum Corp	5,254,365
51,124	Apache Corp	3,244,840
57,163	Baker Hughes Inc	3,713,880
62,802	Cabot Oil & Gas Corp	1,467,055
100,462	Chesapeake Energy Corp(a)(b)	705,243
252,867	Chevron Corp	29,762,446
12,632	Cimarex Energy Co	1,716,689
18,851	Concho Resources Inc(a)	2,499,643
165,331	ConocoPhillips	8,289,696
Shares		Fair Value
Energy — (continued)
70,330	Devon Energy Corp	$ 3,211,971
77,719	EOG Resources Inc	7,857,391
22,794	EQT Corp	1,490,728
555,449	Exxon Mobil Corp	50,134,827
10,357	First Solar Inc(a)(b)	332,356
30,235	FMC Technologies Inc(a)	1,074,250
116,051	Halliburton Co	6,277,199
13,997	Helmerich & Payne Inc(b)	1,083,368
35,486	Hess Corp	2,210,423
256,082	Kinder Morgan Inc	5,303,458
114,778	Marathon Oil Corp	1,986,807
71,953	Marathon Petroleum Corp	3,622,834
22,084	Murphy Oil Corp	687,475
50,701	National Oilwell Varco Inc	1,898,245
26,185	Newfield Exploration Co(a)	1,060,492
57,998	Noble Energy Inc	2,207,404
103,150	Occidental Petroleum Corp	7,347,374
28,481	ONEOK Inc	1,635,094
59,661	Phillips 66	5,155,307
23,006	Pioneer Natural Resources Co	4,142,690
22,926	Range Resources Corp	787,737
186,691	Schlumberger Ltd	15,672,710
63,927	Southwestern Energy Co(a)(b)	691,690
95,099	Spectra Energy Corp	3,907,618
15,616	Tesoro Corp	1,365,619
46,364	Transocean Ltd(a)(b)	683,405
60,449	Valero Energy Corp	4,129,876
92,248	Williams Cos Inc	2,872,603
		195,484,808
Financial — 18.66%
7,191	Affiliated Managers Group Inc(a)	1,044,852
54,329	Aflac Inc	3,781,298
7,748	Alliance Data Systems Corp	1,770,418
48,857	Allstate Corp	3,621,281
102,352	American Express Co	7,582,236
131,030	American International Group Inc	8,557,569
57,341	American Tower Corp REIT	6,059,797
21,204	Ameriprise Financial Inc	2,352,372
35,354	Aon PLC	3,943,032
21,281	Apartment Investment & Management Co REIT Class A	967,221
22,966	Arthur J Gallagher & Co	1,193,313
8,006	Assurant Inc	743,437
18,525	AvalonBay Communities Inc REIT	3,281,704
1,353,565	Bank of America Corp	29,913,787
142,157	Bank of New York Mellon Corp	6,735,399
108,214	BB&T Corp	5,088,222
254,353	Berkshire Hathaway Inc Class B(a)	41,454,452
16,273	BlackRock Inc Class A	6,192,527
20,747	Boston Properties Inc REIT	2,609,558
64,457	Capital One Financial Corp	5,623,229
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Financial — (continued)
41,286	CBRE Group Inc Class A(a)	$ 1,300,096
162,440	Charles Schwab Corp	6,411,507
61,981	Chubb Ltd	8,188,930
19,978	Cincinnati Financial Corp	1,513,334
381,722	Citigroup Inc	22,685,738
69,526	Citizens Financial Group Inc	2,477,211
45,736	CME Group Inc	5,275,648
22,448	Comerica Inc	1,528,933
47,999	Crown Castle International Corp REIT	4,164,873
21,290	Digital Realty Trust Inc REIT(b)	2,091,955
52,869	Discover Financial Services	3,811,326
37,411	E*TRADE Financial Corp(a)	1,296,291
9,657	Equinix Inc REIT	3,451,508
49,364	Equity Residential REIT	3,177,067
8,725	Essex Property Trust Inc REIT	2,028,563
16,911	Extra Space Storage Inc REIT	1,306,206
9,576	Federal Realty Investment Trust REIT	1,360,845
102,811	Fifth Third Bancorp	2,772,813
45,155	Franklin Resources Inc	1,787,235
77,267	General Growth Properties Inc REIT	1,930,130
49,728	Goldman Sachs Group Inc	11,907,370
50,165	Hartford Financial Services Group Inc	2,390,362
62,992	HCP Inc REIT	1,872,122
100,931	Host Hotels & Resorts Inc REIT	1,901,540
147,362	Huntington Bancshares Inc	1,948,126
80,390	Intercontinental Exchange Inc	4,535,604
53,802	Invesco Ltd	1,632,353
31,955	Iron Mountain Inc REIT	1,037,898
479,308	JPMorgan Chase & Co	41,359,487
142,766	KeyCorp	2,608,335
56,677	Kimco Realty Corp REIT	1,425,993
30,298	Lincoln National Corp	2,007,848
37,496	Loews Corp	1,755,938
21,045	M&T Bank Corp	3,292,069
16,365	Macerich Co REIT	1,159,297
68,910	Marsh & McLennan Cos Inc	4,657,627
127,500	MasterCard Inc Class A	13,164,375
146,530	MetLife Inc	7,896,502
14,958	Mid-America Apartment Communities Inc REIT	1,464,687
193,958	Morgan Stanley	8,194,725
15,553	NASDAQ OMX Group Inc	1,043,917
39,080	Navient Corp	642,084
28,815	Northern Trust Corp	2,565,976
43,162	People's United Financial Inc	835,616
65,105	PNC Financial Services Group Inc	7,614,681
36,519	Principal Financial Group Inc	2,112,989
78,739	Progressive Corp	2,795,235
70,218	Prologis Inc REIT	3,706,808
57,664	Prudential Financial Inc	6,000,516
Shares		Fair Value
Financial — (continued)
19,931	Public Storage REIT	$ 4,454,579
34,408	Realty Income Corp REIT	1,977,772
161,500	Regions Financial Corp	2,319,140
42,139	Simon Property Group Inc REIT	7,486,836
13,538	SL Green Realty Corp REIT	1,456,012
48,451	State Street Corp	3,765,612
66,553	SunTrust Banks Inc	3,650,432
104,750	Synchrony Financial	3,799,283
32,098	T Rowe Price Group Inc	2,415,695
14,251	Torchmark Corp	1,051,154
38,268	Travelers Cos Inc Class A	4,684,769
36,079	UDR Inc REIT	1,316,162
31,391	Unum Group	1,379,007
214,012	US Bancorp	10,993,796
47,658	Ventas Inc REIT	2,979,578
250,162	Visa Inc Class A	19,517,639
22,919	Vornado Realty Trust REIT	2,392,056
605,464	Wells Fargo & Co	33,367,121
48,215	Welltower Inc REIT	3,227,030
100,184	Weyerhaeuser Co REIT	3,014,537
16,793	Willis Towers Watson PLC	2,053,448
34,600	XL Group Ltd	1,289,196
27,636	Zions Bancorporation	1,189,453
		484,386,300
Industrial — 9.94%
80,566	3M Co	14,386,671
5,794	Acuity Brands Inc	1,337,603
43,199	Agilent Technologies Inc	1,968,146
12,930	Allegion PLC	827,520
31,199	AMETEK Inc	1,516,271
40,970	Amphenol Corp Class A	2,753,184
59,205	Arconic Inc	1,097,661
22,896	Ball Corp	1,718,803
76,883	Boeing Co	11,969,145
78,857	Caterpillar Inc	7,313,198
19,282	CH Robinson Worldwide Inc	1,412,599
128,246	Corning Inc	3,112,530
126,993	CSX Corp	4,562,858
20,828	Cummins Inc	2,846,563
38,573	Deere & Co	3,974,562
20,527	Dover Corp	1,538,088
60,351	Eaton Corp PLC	4,048,949
85,563	Emerson Electric Co	4,770,137
24,180	Expeditors International of Washington Inc	1,280,573
32,518	FedEx Corp	6,054,852
18,582	FLIR Systems Inc	672,483
18,360	Flowserve Corp(b)	882,198
18,466	Fluor Corp	969,834
40,461	Fortive Corp	2,169,924
20,844	Fortune Brands Home & Security Inc	1,114,320
15,513	Garmin Ltd(b)	752,225
38,225	General Dynamics Corp	6,599,929
1,184,975	General Electric Co	37,445,210
16,699	Harris Corp	1,711,147
102,072	Honeywell International Inc	11,825,041
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Industrial — (continued)
42,054	Illinois Tool Works Inc	$ 5,149,933
34,773	Ingersoll-Rand PLC	2,609,366
16,773	Jacobs Engineering Group Inc(a)	956,061
12,032	JB Hunt Transport Services Inc	1,167,946
125,470	Johnson Controls International PLC	5,168,109
14,191	Kansas City Southern	1,204,106
10,321	L-3 Communications Holdings Inc	1,569,927
33,825	Lockheed Martin Corp	8,454,221
8,648	Martin Marietta Materials Inc	1,915,791
44,560	Masco Corp	1,408,987
3,385	Mettler-Toledo International Inc(a)	1,416,826
38,926	Norfolk Southern Corp	4,206,733
23,610	Northrop Grumman Corp	5,491,214
17,557	Parker-Hannifin Corp	2,457,980
21,986	Pentair PLC	1,232,755
14,457	PerkinElmer Inc	753,933
39,375	Raytheon Co	5,591,250
31,135	Republic Services Inc	1,776,252
17,016	Rockwell Automation Inc	2,286,950
17,584	Rockwell Collins Inc	1,631,092
13,668	Roper Technologies Inc	2,502,337
6,599	Ryder System Inc	491,230
25,198	Sealed Air Corp	1,142,477
7,853	Snap-on Inc	1,344,983
20,573	Stanley Black & Decker Inc	2,359,517
11,468	Stericycle Inc(a)	883,495
47,547	TE Connectivity Ltd	3,294,056
34,883	Textron Inc	1,693,918
6,677	TransDigm Group Inc	1,662,306
110,390	Union Pacific Corp	11,445,235
92,340	United Parcel Service Inc Class B	10,585,858
102,575	United Technologies Corp	11,244,272
17,988	Vulcan Materials Co	2,251,198
53,958	Waste Management Inc	3,826,162
10,517	Waters Corp(a)	1,413,380
34,065	Westrock Co	1,729,480
24,162	Xylem Inc	1,196,502
		258,148,062
Technology — 13.17%
83,429	Accenture PLC Class A	9,772,039
92,528	Activision Blizzard Inc	3,341,186
66,637	Adobe Systems Inc(a)	6,860,279
23,176	Akamai Technologies Inc(a)	1,545,376
40,711	Analog Devices Inc	2,956,433
714,263	Apple Inc	82,725,941
145,701	Applied Materials Inc	4,701,771
26,486	Autodesk Inc(a)	1,960,229
52,997	Broadcom Ltd	9,368,280
39,701	CA Inc	1,261,301
40,638	Cerner Corp(a)	1,925,022
20,323	Citrix Systems Inc(a)	1,815,047
81,828	Cognizant Technology Solutions Corp Class A(a)	4,584,823
Shares		Fair Value
Technology — (continued)
18,926	CSRA Inc	$ 602,604
4,829	Dun & Bradstreet Corp	585,854
40,735	Electronic Arts Inc(a)	3,208,289
44,467	Fidelity National Information Services Inc	3,363,484
28,649	Fiserv Inc(a)	3,044,816
221,726	Hewlett Packard Enterprise Co	5,130,740
228,585	HP Inc	3,392,201
635,107	Intel Corp	23,035,331
115,904	International Business Machines Corp	19,238,905
32,895	Intuit Inc	3,770,096
20,448	KLA-Tencor Corp	1,608,849
21,555	Lam Research Corp	2,279,010
32,292	Linear Technology Corp	2,013,406
29,013	Microchip Technology Inc	1,861,184
140,319	Micron Technology Inc(a)	3,075,792
1,041,509	Microsoft Corp	64,719,369
37,799	NetApp Inc	1,333,171
71,726	NVIDIA Corp	7,656,033
401,448	Oracle Corp	15,435,676
43,287	Paychex Inc	2,635,313
25,217	Pitney Bowes Inc	383,046
17,213	Qorvo Inc(a)	907,641
198,391	QUALCOMM Inc	12,935,093
24,128	Red Hat Inc(a)	1,681,722
86,012	Salesforce.com Inc(a)	5,888,381
40,005	Seagate Technology PLC	1,526,991
24,402	Skyworks Solutions Inc	1,821,853
18,315	Teradata Corp(a)	497,618
134,205	Texas Instruments Inc	9,792,939
38,558	Western Digital Corp	2,620,016
115,455	Xerox Corp	1,007,922
34,704	Xilinx Inc	2,095,080
		341,966,152
Utilities — 3.16%
89,692	AES Corp	1,042,221
31,391	Alliant Energy Corp	1,189,405
32,770	Ameren Corp	1,719,114
66,356	American Electric Power Co Inc	4,177,774
23,666	American Water Works Co Inc	1,712,472
59,386	CenterPoint Energy Inc	1,463,271
37,702	CMS Energy Corp	1,569,157
41,079	Consolidated Edison Inc	3,026,701
83,534	Dominion Resources Inc	6,397,869
24,043	DTE Energy Co	2,368,476
91,746	Duke Energy Corp	7,121,325
44,004	Edison International	3,167,848
24,141	Entergy Corp	1,773,639
42,491	Eversource Energy	2,346,778
123,933	Exelon Corp	4,398,382
56,628	FirstEnergy Corp	1,753,769
62,537	NextEra Energy Inc	7,470,670
43,688	NiSource Inc	967,252
43,514	NRG Energy Inc	533,482
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Utilities — (continued)
66,995	PG&E Corp	$ 4,071,286
14,512	Pinnacle West Capital Corp	1,132,371
91,427	PPL Corp	3,113,089
68,421	Public Service Enterprise Group Inc	3,002,314
19,302	SCANA Corp	1,414,451
33,883	Sempra Energy	3,409,985
130,805	Southern Co	6,434,298
42,631	WEC Energy Group Inc	2,500,308
68,604	Xcel Energy Inc	2,792,183
		82,069,890
TOTAL COMMON STOCK — 99.41% (Cost $1,710,374,890)		$ 2,580,926,823
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.77%
$20,000,000	Federal Home Loan Bank 0.30%, 01/03/2017	19,999,500
Repurchase Agreements — 0.66%
4,044,225	Undivided interest of 4.18% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,808,257) with HSBC Securities (USA) Inc, 0.46%, dated 12/30/16 to be repurchased at $4,044,225 on 1/3/17 collateralized by U.S. Treasury securities, 1.38% - 3.75%, 11/30/18 - 11/15/43, with a value of $98,739,913.(c)	4,044,225
4,044,226	Undivided interest of 4.18% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,809,010) with Citigroup Global Markets Inc, 0.53%, dated 12/30/16 to be repurchased at $4,044,226 on 1/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 8.50%, 12/1/17 - 1/1/47, with a value of $98,739,374.(c)	4,044,226
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,044,226	Undivided interest of 4.26% in a repurchase agreement (principal amount/value $95,070,496 with a maturity value of $95,075,989) with Daiwa Capital Markets America Inc, 0.52%, dated 12/30/16 to be repurchased at $4,044,226 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 3/2/17 - 2/1/49, with a value of $96,971,906.(c)
		$ 4,044,226
4,044,225	Undivided interest of 6.77% in a repurchase agreement (principal amount/value $59,762,620 with a maturity value of $59,765,940) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 12/30/16 to be repurchased at $4,044,225 on 1/3/17 collateralized by various U.S. Government Agency securities, 1.74% - 6.00%, 8/1/22 - 1/15/49, with a value of $60,957,872.(c)	4,044,225
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$851,154	Undivided interest of 7.23% in a repurchase agreement (principal amount/value $11,773,812 with a maturity value of $11,774,466) with BNP Paribas Securities Corp, 0.50%, dated 12/30/16 to be repurchased at $851,154 on 1/3/17 collateralized by U.S. Treasury securities, 0.00% - 7.88%, 12/31/16 - 9/9/49, with a value of $12,009,288.(c)
$ 851,154
17,028,056
SHORT TERM INVESTMENTS — 1.43% (Cost $37,027,556)	$ 37,027,556
TOTAL INVESTMENTS — 100.84% (Cost $1,747,402,446)	$ 2,617,954,379
OTHER ASSETS & LIABILITIES, NET — (0.84)%	$ (21,712,392)
TOTAL NET ASSETS — 100.00%	$ 2,596,241,987
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2016.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	246	USD	27,505,260	March 2017	$(241,618)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $16,610,541 of securities on loan)(a)	$2,600,926,323
Repurchase agreements, fair value(b)	17,028,056
Cash	2,221,809
Margin deposits	1,168,500
Subscriptions receivable	3,382,808
Variation margin on futures contracts	1,675,488
Dividends receivable	3,316,016
Total Assets	2,629,719,000
LIABILITIES:
Payable to investment adviser	554,963
Payable for administrative services fees	474,365
Payable upon return of securities loaned	17,028,056
Redemptions payable	15,375,739
Payable for distribution fees	43,890
Total Liabilities	33,477,013
NET ASSETS	$2,596,241,987
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$18,924,594
Paid-in capital in excess of par	1,707,060,789
Net unrealized appreciation	870,310,315
Accumulated net realized loss	(53,711)
NET ASSETS	$2,596,241,987
NET ASSETS BY CLASS
Initial Class	$1,370,742,930
Class L	$215,846,246
Institutional Class	$1,009,652,811
CAPITAL STOCK:
Authorized
Initial Class	150,000,000
Class L	30,000,000
Institutional Class	210,000,000
Issued and Outstanding
Initial Class	72,003,524
Class L	14,248,996
Institutional Class	102,993,424
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$19.04
Class L	$15.15
Institutional Class	$9.80
(a) Cost of investments	$1,730,374,390
(b) Cost of repurchase agreements	$17,028,056
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$81,506
Income from securities lending	183,058
Dividends	53,842,719
Total Income	54,107,283
EXPENSES:
Management fees	6,133,728
Administrative services fees – Initial Class	4,653,265
Administrative services fees – Class L	553,534
Distribution fees – Class L	394,724
Total Expenses	11,735,251
NET INVESTMENT INCOME	42,372,032
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	52,698,955
Net realized gain on futures contracts	8,431,011
Net Realized Gain	61,129,966
Net change in unrealized appreciation on investments	173,814,807
Net change in unrealized depreciation on futures contracts	(336,998)
Net Change in Unrealized Appreciation	173,477,809
Net Realized and Unrealized Gain	234,607,775
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$276,979,807
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West S&P 500® Index Fund	2016	2015
OPERATIONS:
Net investment income	$42,372,032	$36,638,775
Net realized gain	61,129,966	64,442,752
Net change in unrealized appreciation (depreciation)	173,477,809	(83,174,218)
Net Increase in Net Assets Resulting from Operations	276,979,807	17,907,309
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(12,449,026)	(16,613,544)
Class L	(2,379,672)	(1,072,663)
Institutional Class	(29,867,203)	(21,942,104)
From net investment income	(44,695,901)	(39,628,311)
From net realized gains
Initial Class	(23,489,232)	(27,963,864)
Class L	(4,482,277)	(2,051,143)
Institutional Class	(32,739,886)	(30,076,288)
From net realized gains	(60,711,395)	(60,091,295)
Total Distributions	(105,407,296)	(99,719,606)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	522,263,340	689,741,346
Class L	153,214,552	76,300,791
Institutional Class	227,386,078	1,038,900,877
Shares issued in reinvestment of distributions
Initial Class	35,938,258	44,577,408
Class L	6,861,949	3,123,806
Institutional Class	62,607,089	52,018,392
Shares redeemed
Initial Class	(606,238,293)	(1,558,459,746)
Class L	(48,005,628)	(24,921,151)
Institutional Class	(203,238,071)	(159,219,998)
Net Increase in Net Assets Resulting from Capital Share Transactions	150,789,274	162,061,725
Total Increase in Net Assets	322,361,785	80,249,428
NET ASSETS:
Beginning of year	2,273,880,202	2,193,630,774
End of year	$2,596,241,987	$2,273,880,202
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	29,098,237	38,095,374
Class L	10,627,258	5,221,791
Institutional Class	24,068,499	104,360,663
Shares issued in reinvestment of distributions
Initial Class	1,912,686	2,504,742
Class L	456,632	217,850
Institutional Class	6,430,516	5,444,713
Shares redeemed
Initial Class	(33,520,565)	(85,554,538)
Class L	(3,293,444)	(1,692,066)
Institutional Class	(20,902,495)	(16,408,472)
Net Increase	14,877,324	52,190,057
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
12/31/2015	$18.03	0.27	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
12/31/2014	$16.38	0.24	1.89	2.13	(0.27)	(0.21)	(0.48)	$18.03	13.00%
12/31/2013	$12.75	0.22	3.79	4.01	(0.28)	(0.10)	(0.38)	$16.38	31.62%
12/31/2012	$11.34	0.21	1.53	1.74	(0.20)	(0.13)	(0.33)	$12.75	15.42%
Class L
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
12/31/2015	$14.63	0.19	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
12/31/2014	$13.43	0.17	1.54	1.71	(0.30)	(0.21)	(0.51)	$14.63	12.74% (c)
12/31/2013	$10.55	0.15	3.13	3.28	(0.30)	(0.10)	(0.40)	$13.43	31.28% (c)
12/31/2012	$ 9.52	0.17	1.27	1.44	(0.28)	(0.13)	(0.41)	$10.55	15.16% (c)
Institutional Class
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
12/31/2015 (d)	$10.00	0.13	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2016	$1,370,743	0.60%	0.60%	N/A	1.61%	7%
12/31/2015	$1,309,029	0.60%	0.60%	N/A	1.47%	10%
12/31/2014	$2,153,976	0.60%	0.60%	N/A	1.42%	5%
12/31/2013	$1,803,943	0.60%	0.60%	1.49%	1.49%	4%
12/31/2012	$1,268,188	0.60%	0.60%	1.70%	1.70%	6%
Class L
12/31/2016	$ 215,846	0.85%	0.85%	N/A	1.35%	7%
12/31/2015	$ 91,235	0.85%	0.85%	N/A	1.27%	10%
12/31/2014	$ 39,654	0.85%	0.85%	N/A	1.19%	5%
12/31/2013	$ 11,625	0.85%	0.85%	1.24%	1.24%	4%
12/31/2012	$ 3,909	0.85%	0.85%	1.58%	1.58%	6%
Institutional Class
12/31/2016	$1,009,653	0.25%	0.25%	N/A	1.95%	7%
12/31/2015 (d)	$ 873,617	0.25% (g)	0.25% (g)	N/A	1.97% (g)	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2016

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,580,926,823	$ —	$ —	$ 2,580,926,823
Short Term Investments	—	37,027,556	—	37,027,556
Total Assets	$ 2,580,926,823	$ 37,027,556	$ 0	$ 2,617,954,379
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (241,618)	$ —	$ —	$ (241,618)
Total Liabilities	$ (241,618)	$ 0	$ 0	$ (241,618)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$44,695,901	$38,624,020
Long-term capital gain	60,711,395	61,095,586
	$105,407,296	$99,719,606
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$-	$2,323,869	$(2,323,869)

Annual Report - December 31, 2016

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$860,208
Undistributed long-term capital gains	9,847,173
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	859,549,223
Tax composition of capital	$870,256,604
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$1,758,405,156
Gross unrealized appreciation on investments	942,501,506
Gross unrealized depreciation on investments	(82,952,283)
Net unrealized appreciation on investments	$859,549,223
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day,

Annual Report - December 31, 2016

depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 426 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2016 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(241,618) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$8,431,011	Net change in unrealized depreciation on futures contracts	$(336,998)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $273,693,792 and $173,169,844, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2016

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2016, the Fund had securities on loan valued at $16,610,541 and received collateral as reported on the Statement of Assets and Liabilities of $17,028,056 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2016, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

Annual Report - December 31, 2016

8.  SUBSEQUENT EVENT
On February 23, 2017, the Board of Directors approved the merger of the Great-West Stock Index Fund (Target Fund) into the Great-West S&P 500® Index Fund (Acquiring Fund), with an effective date on or about June 16, 2017. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.
Shareholders approved a new advisory agreement which will change the Fund’s expense structure. Under the current investment advisory agreement, GWCM is responsible for paying each Fund’s operating expenses as part of the management fee. Under the new advisory agreement, GWCM’s management fee will decrease commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and expense ratio declines due to fixed operation expenses. Additionally, breakpoints on the management fee paid to GWCM will be included in the new advisory agreement effective May 1, 2017 for the Fund. The reduced management fee will be contractual and any subsequent plans to increase the fee would require shareholder approval. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of each Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase this expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P 500® Index Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017